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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22067

AGIC Global Equity & Convertible Income Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, NY	10105

(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna - 1345 Avenue of the Americas, New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: August 31, 2011

Date of reporting period: February 28, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORT TO SHAREHOLDERS

Semi-Annual Report

February 28, 2011

AGIC Global Equity & Convertible Income Fund

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  1

Dear Shareholder:

The six-month period ended February 28, 2011 was characterized by strong gains for stocks and convertible bonds, as the global economic recovery that began in the summer of 2009 continued.

The Six Months in Review
For the six-month period ended February 28, 2011, AGIC Global Equity & Convertible Income Fund returned 26.83% on net asset value (“NAV”) and 26.87% on market price.

In contrast, the MSCI All Country World Index, an unmanaged global index generally reflective of developed equity markets, advanced 24.52% in U.S. dollar terms. The BofA Merrill Lynch All Convertible Index, an unmanaged index generally representative of the convertible securities market, gained 18.62%. The S&P 500 Index, an unmanaged index that is generally representative of the U.S. stock market, rose 27.73% and the Barclays Capital Credit Investment Grade Index fell 0.31% during the six-month period.

Hans W. Kertess Chairman Brian S. Shlissel President & CEO

The economic recovery was evident in U.S. gross domestic product (“GDP”) data. Between June and September 2010, GDP expanded at an annualized rate of 2.6%. This accelerated slightly to 2.8% rate between October and December of 2010. In January and February 2011, as the six-month period came to an end, this strengthening trend continued.

Investors moved into, and then out of, U.S. Treasury bonds during the six-month period. Fueling this flight to safety was uncertainty about the strength and durability of the U.S. recovery, concerns about a sovereign debt crisis in certain European countries and an apparent cooling of China’s economy. As a result, Treasury prices jumped, pushing yields on the benchmark 10-year bond down to 2.41% in October 2010. From that point, however, surging stock markets prompted investors to shift out of Treasuries. As the six-month period drew to a close, the yield on the 10-year bond climbed back to 3.42%.

The U.S. Federal Reserve (“the Fed”) indicated that it would purchase up to $900 billion in U.S. Treasury bonds through June 2011. The goal of this “quantitative easing” is to keep stimulating the economy by lowering interest rates. The Fed maintained its target for the closely watched Federal Funds Rate, the interest rate banks charge to lend federal funds to other banks,

2  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

usually on an overnight basis, in the 0.0% to 0.25% range. The Fed also maintained the discount rate, the interest rate charged to banks for direct loans at 0.75%, throughout the six-month period.

Positioned To Face Today’s Challenges
The global economic recovery that began two years ago continues. We caution, however, about rising oil prices and interest rates, both of which have moved higher and could act as headwinds to the recovery. In addition, turmoil in the Middle East and the tragedy that has affected Japan, the world’s third largest economy, could also impact the markets in various ways over the coming weeks and months. In light of such events, it is a good time to remember that markets have proven to be resilient over long periods of time.

For specific information on the Fund and its performance, please refer to the following pages. If you have any questions regarding the information provided, we encourage you to contact your financial advisor or call the Fund’s shareholder servicing agent at (800) 254-5197. In addition, a wide range of information and resources is available on our website, www.allianzinvestors.com/closedendfunds.

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/ edelivery.

Together with Allianz Global Investors Fund Management LLC, the Fund’s investment manager, and Allianz Global Investors Capital LLC, the Fund’s sub-adviser, we thank you for investing with us.

We remain dedicated to serving your investment needs.

Sincerely,

Hans W. Kertess	Brian S. Shlissel
Chairman	President & Chief Executive Officer

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  3

AGIC Global Equity & Convertible Income Fund	Fund Insights
February 28, 2011 (unaudited)

Performance Overview
For the six month period ended February 28, 2011, AGIC Global Equity & Convertible Income Fund returned 26.83% on net asset value and 26.87% on market price.

Market Environment
Although market sentiment varied throughout the six-month period, the net result for the domestic equity and convertible markets was solid. Additionally, non-U.S. markets performed well.

The factors driving performance did not change significantly from earlier in the year. Although several hiccups occurred throughout the period, including mixed economic statistical releases and European sovereign concerns, these risks rose then abated quickly. Ultimately, stronger corporate profitability and an improving economy had the greatest influence on investor sentiment. Improved balance sheets and operating performance of issuers were supplemented by the massive new corporate issuance volume that bolstered liquidity and reduced high-cost debt. Political risk abated after the November elections, and more accommodative decisions were made in Washington regarding taxes and further monetary policy easing (QE2). These factors also led to a healthy calendar year-end rally in the equity markets and a sell-off in the Treasury market.

Convertibles moved up in line with their historical equity upside participation in the period. Unlike 2009, where credit improvement was the bigger driver of returns, equity contributed more later in the period. U.S., European and Japanese index volatility started the period at higher levels. During the ensuing months, major global index volatility moved lower as equity markets moved higher.

Fund Commentary
Domestic equity positions in Technology, Industrials, and Energy led much of the positive performance during the reporting period. Semiconductor chip manufacturers with exposure to smart phones and tablets were up on robust sales. Agricultural and mining equipment companies reported better-than-expected revenues and higher bookings. Energy names benefited from new build order flows that were much more robust than analysts’ estimates. The weakest domestic equity performers were consumer staples companies. The market rotated away from the group as inline sales were overshadowed by higher input costs and potential pressure on future margins.

Convertible positions in the Consumer Discretionary, Industrials and Financial industries helped performance over the period. Select Consumer Discretionary issuers were higher as automobile sales exceeded expectations and production schedules were increased for the period. Industrial issuers performed well on improving operating statistics and solid end-market demand. Financial companies moved higher on an improving global economic outlook and improving credit metrics. Convertible positions in the Healthcare and Consumer Staples industries hurt relative performance over the period. Generic drug manufacturing companies underperformed as international end markets deteriorated, negatively impacting earnings. Consumers Staples issuers were down as investors rotated into higher beta companies.

Within the international sleeve, Financials were the largest source of contribution for the period, led by a combination of a relative underweight position alongside positive stock selection. Health Care shares also added to Fund results, due to strong bottom-up stockpicking and an underweight in the sector. Conversely, positions in Industrials detracted from performance, where a portfolio overweight in the sector could not offset negative relative stock selection. Telecommunication Services was also a source of underperformance as a result of a portfolio overweight and relative performance. From a country standpoint, the United Kingdom added significantly to results, led by a combination of a portfolio overweight alongside positive relative performance. Investments in Germany also helped Fund results, due to strong bottom-up selection. Hong Kong was the largest detractor during the period, led by negative stock selection and a portfolio overweight. Investments in France also offset performance, due to modest underperformance combined with a relative underweight position.

Outlook
Our outlook for the domestic equity and convertible markets is positive. We believe the improvement in corporate earnings seen during earnings season should continue. U.S. corporate cash levels are high, debt levels have been reduced and maturities have been extended. In addition, consumers are spending again and labor conditions have been improving.

In 2011, we expect companies to use the high cash levels on their balance sheets and future free cash flow to help boost shareholder value. Share buybacks, increased dividends and merger and acquisition activity are possible uses of excess cash. We believe these factors will benefit investors in the high yield, convertible and equity markets.

4  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund	Fund Insights
February 28, 2011 (unaudited)

Even though global and economic risk headlines persist, driving a continuation of choppy directional short-term performance, few companies have seen a change in demand or order patterns. Fundamentals remain intact and this should provide a positive backdrop for the U.S. equity markets. We believe convertible bonds should benefit from credit spread tightening and higher equity prices, an attractive environment for total return investors.

While government policies and company fundamentals remain supportive of international equities as an asset class, changes in market leadership are already taking place. European Central Bank authorities have essentially put a floor on bank valuations through their policy actions. Chinese monetary authorities are seeking to temper inflation pressures. As such, the Fund’s portfolio is currently positioned to ride on these themes with an overweighting in Japan and increasing exposure to inexpensive stocks with significant business operations in Asia Ex-Japan, trimming the exposure there to expensive stocks levered to emerging market consumption, and finding pockets of value in European Financials. Heading into 2011, the Fund maintained a significant overweight relative to the benchmark in Telecommunication Services and Industrials, while holding underweight positions in Financials, Consumer Discretionary and Information Technology. The portfolio was also overweight in the United Kingdom and Norway, with underweight in Japan and France.

The investment team continues to build the portfolio one company at a time, by identifying those that are opportunistically capitalizing on change. In addition, we are maintaining our discipline of seeking to identify the best total return candidates with the optimal risk/reward profile. At Allianz Global Investors Capital LLC, we believe a discriminating environment that rewards corporations for exceeding expectations bodes well for the AGIC Global Equity & Convertible Income Fund investment process.

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  5

AGIC Global Equity & Convertible Income Fund	Fund Performance & Statistics
February 28, 2011 (unaudited)

Total Return (1):	Market Price	NAV

Six Month	26.87%	26.83%

1 Year	31.27%	22.44%

Commencement of Operations (9/28/07) to 2/28/11	(0.72)%	0.89%

Market Price/NAV Performance:
Commencement of Operations (9/28/07) to 2/28/11
 Market Price
 NAV

Market Price/NAV:

Market Price	$17.23

NAV	$17.77

Discount to NAV	(3.04)%

Market Price Yield(2)	6.96%

Investment Allocation (as a % of total common stock)

(1)

Past performance is no guarantee of future results. Total return is calculated by determining the percentage change in NAV or market price (as applicable) in the specified period. The calculation assumes that all income dividends, capital gain and return of capital distributions, if any, have been reinvested. Total return does not reflect broker commissions or sales charges in connection with the purchase or sale of Fund shares. Total return for a period of more than one year represents the average annual total return.

Performance at market price will differ from its results at NAV. Although market price returns typically reflect investment results over time, during shorter periods returns at market price can also be influenced by factors such as changing views about the Fund, market conditions, supply and demand for the Fund’s shares, or changes in Fund dividends.

An investment in the Fund involves risk, including the loss of principal. Total return, market price, market price yield and NAV will fluctuate with changes in market conditions. This data is provided for information purposes only and is not intended for trading purposes. Closed-end funds, unlike open-end funds, are not continuously offered. There is a onetime public offering and once issued, shares of closed-end funds are traded in the open market through a stock exchange. NAV is equal to total assets less total liabilities divided by the number of shares outstanding. Holdings are subject to change daily.

(2)

Market Price Yield is determined by dividing the annualized current quarterly per share dividend (comprised of net investment income and net short-term capital gains, if any) payable to shareholders by the market price per share at February 28, 2011.

6  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund	Schedule of Investments
February 28, 2011 (unaudited)

Shares		Value

COMMON STOCK—78.1%
	Australia—2.4%
	Airlines—0.3%
152,554	Qantas Airways Ltd. (a)(c)	$365,510

	Biotechnology—0.5%
17,462	CSL Ltd. (b)(c)	634,355

	Construction & Engineering—0.4%
14,173	Leighton Holdings Ltd. (c)	449,465

	Diversified Financial Services—0.6%
139,994	Challenger, Ltd. (c)	726,466

	Metals & Mining—0.6%
13,924	BHP Billiton Ltd. (c)	657,967
58,602	OneSteel Ltd. (c)	162,504

		820,471

	Austria—0.1%
	Building Products—0.0%
3,027	Wienerberger AG (a)	62,635

	Metals & Mining—0.1%
2,316	Voestalpine AG	107,086

	Belgium—0.2%
	Chemicals—0.2%
5,374	Tessenderlo Chemie NV	181,741

	Brazil—0.9%
	Metals & Mining—0.9%
32,439	Vale S.A. —Cl. B – ADR	1,110,387

	Canada—0.5%
	Communications Equipment—0.5%
9,100	Research In Motion Ltd. (a)	601,874

	China—0.2%
	Electronic Equipment, Instruments—0.1%
30,500	Kingboard Chemical Holdings Ltd.	162,608

	Independent Power Producers—0.1%
38,000	China Resources Power Holdings Co., Ltd.	63,676

	Denmark—0.1%
	Construction & Engineering—0.1%
2,000	FLSmidth & Co. AS	175,621

	Finland—0.2%
	Communications Equipment—0.0%
7,353	Nokia Oyj	63,395

	Food & Staples Retailing—0.2%
4,984	Kesko Oyj —Cl. B	214,668

	France—2.7%
	Airlines—0.1%
4,355	Air France – KLM (a)	71,231

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  7

AGIC Global Equity & Convertible Income Fund	Schedule of Investments
February 28, 2011 (unaudited)

Shares		Value

	France—(continued)
	Automobiles—0.4%
9,874	Peugeot S.A. (a)	$395,487
1,838	Renault S.A. (a)	112,711

		508,198

	Commercial Banks—0.5%
4,922	BNP Paribas	384,138
12,598	Credit Agricole S.A.	221,161

		605,299

	Diversified Telecommunication—0.8%
47,233	France Telecom S.A. (b)	1,045,210

	Electrical Equipment—0.2%
4,912	Alstom S.A.	293,130

	Household Durables—0.2%
2,043	SEB S.A.	200,856

	Metals & Mining—0.1%
3,088	ArcelorMittal	113,411

	Oil, Gas & Consumable Fuels—0.4%
8,490	Total S.A.	520,437

	Germany—2.6%
	Airlines—0.4%
23,665	Deutsche Lufthansa AG (a)	484,833

	Automobiles—1.2%
17,212	Daimler AG (a)(b)	1,216,357
3,950	Porsche Automobile Holding SE	314,683

		1,531,040

	Chemicals—0.5%
7,688	K+S AG	594,307

	Industrial Conglomerates—0.2%
1,496	Siemens AG	202,267

	Metals & Mining—0.1%
1,548	Salzgitter AG	128,819

	Multi-Utilities—0.0%
568	RWE AG	38,410

	Semiconductors & Semiconductor Equipment—0.2%
2,911	Aixtron AG	120,521
15,947	Infineon Technologies AG	175,186

		295,707

	Greece—0.0%
	Commercial Banks—0.0%
4,039	National Bank of Greece S.A. (a)	37,551

	Hong Kong—2.0%
	Airlines—0.4%
197,000	Cathay Pacific Airways Ltd.	459,397

8  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund	Schedule of Investments
February 28, 2011 (unaudited)

Shares		Value

	Hong Kong—(continued)
	Diversified Financial Services—0.1%
8,000	Hong Kong Exchanges & Clearing Ltd.	$174,027

	Electric Utilities—0.2%
59,000	Cheung Kong Infrastructure Holdings Ltd.	291,464

	Industrial Conglomerates—0.1%
3,600	Jardine Matheson Holdings Ltd.	167,180

	Marine—0.1%
10,500	Orient Overseas International Ltd.	85,279

	Paper & Forest Products—0.1%
112,000	Lee & Man Paper Manufacturing Ltd.	73,343

	Real Estate Management & Development—0.7%
41,000	Hang Lung Group Ltd.	251,697
118,000	New World Development Ltd.	214,423
28,000	Swire Pacific Ltd. —Cl. A	392,948

		859,068

	Semiconductors & Semiconductor Equipment—0.2%
16,500	ASM Pacific Technology Ltd.	221,072

	Specialty Retail—0.1%
19,981	Esprit Holdings Ltd.	98,343

	Ireland—0.0%
	Banks—0.0%
20,740	Anglo Irish Bank Corp. PLC (a)(c)	286

	Insurance—0.0%
9,738	Irish Life & Permanent Group Holdings PLC (a)	13,086

	Italy—0.7%
	Electric Utilities—0.3%
54,358	Enel SpA	323,934

	Household Durables—0.1%
14,735	Indesit Co. SpA	170,163

	Oil, Gas & Consumable Fuels—0.3%
13,395	ENI SpA	326,605

	Japan—5.6%
	Auto Components—0.1%
5,800	Tokai Rika Co., Ltd.	113,022

	Commercial Banks—0.3%
169,000	Hokuhoku Financial Group, Inc.	389,870

	Computers & Peripherals—0.1%
13,000	Toshiba Corp.	85,424

	Consumer Finance—0.1%
490	ORIX Corp.	55,184
13,600	Promise Co., Ltd.	133,365

		188,549

	Diversified Telecommunication—0.1%
2,100	Nippon Telegraph & Telephone Corp.	102,728

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  9

AGIC Global Equity & Convertible Income Fund	Schedule of Investments
February 28, 2011 (unaudited)

Shares		Value

	Japan—(continued)
	Electronic Equipment, Instruments—0.4%
3,500	FUJIFILM Holdings Corp.	$123,228
5,500	Mitsumi Electric Co., Ltd.	91,404
23,000	Nippon Chemi-Con Corp. (a)	163,490
14,000	Star Micronics Co., Ltd.	160,012

		538,134

	Health Care Equipment & Supplies—0.2%
7,000	Olympus Corp.	205,762

	Household Durables—0.4%
13,300	Sony Corp.	489,687

	Leisure Equipment & Products—0.5%
5,000	Nikon Corp.	117,457
7,900	Sankyo Co., Ltd.	447,444

		564,901

	Machinery—0.2%
5,000	Glory Ltd.	121,724
4,700	Shima Seiki Manufacturing Ltd.	116,180

		237,904

	Marine—0.5%
71,000	Mitsui OSK Lines Ltd.	472,114
32,000	Nippon Yusen KK	141,529

		613,643

	Metals & Mining—0.3%
4,300	JFE Holdings, Inc.	136,178
43,000	Nippon Steel Corp.	156,383
56,000	Sumitomo Metal Industries Ltd.	142,302

		434,863

	Pharmaceuticals—0.1%
6,000	Chugai Pharmaceutical Co., Ltd.	115,622
3,300	Daiichi Sankyo Co., Ltd.	70,873

		186,495

	Road & Rail—0.1%
1,700	East Japan Railway Co.	118,540

	Software—0.1%
300	Nintendo Co., Ltd.	88,226

	Specialty Retail—0.0%
3,000	Aoyama Trading Co., Ltd.	52,485

	Tobacco—0.1%
16	Japan Tobacco, Inc.	66,186

	Trading Companies & Distribution—1.7%
54,000	ITOCHU Corp.	561,550
70,000	Marubeni Corp.	537,288
26,000	Mitsui & Co., Ltd.	475,279
36,900	Sumitomo Corp.	548,231

		2,122,348

10  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund	Schedule of Investments
February 28, 2011 (unaudited)

Shares		Value

	Japan—(continued)
	Wireless Telecommunication Services—0.3%
50	KDDI Corp.	$324,703

	Luxembourg—0.0%
	Metals & Mining—0.0%
154	APERAM (a)	6,368

	Netherlands—0.2%
	Diversified Financial Services—0.2%
14,541	ING Groep NV (a)	182,410

	New Zealand—0.2%
	Construction Materials—0.2%
27,259	Fletcher Building Ltd.	180,893

	Norway—0.5%
	Chemicals—0.4%
10,500	Yara International ASA	557,509

	Energy Equipment & Services—0.1%
3,400	TGS Nopec Geophysical Co. ASA	87,907

	Singapore—1.0%
	Airlines—0.3%
40,000	Singapore Airlines Ltd.	429,522

	Commercial Banks—0.2%
36,000	Oversea-Chinese Banking Corp.	261,342

	Distributors—0.2%
9,000	Jardine Cycle & Carriage Ltd.	239,535

	Electronic Equipment, Instruments—0.2%
26,000	Venture Corp. Ltd.	193,402

	Real Estate Management & Development—0.1%
71,000	Wing Tai Holdings Ltd.	82,927

	Transportation Infrastructure—0.0%
29,200	SATS Ltd.	58,689

	Spain—1.3%
	Construction & Engineering—0.4%
9,221	ACS Actividades de Construccion y Servicios S.A.	423,335
2,822	Sacyr Vallehermoso S.A. (a)	31,302

		454,637

	Diversified Telecommunication—0.9%
45,274	Telefonica S.A.	1,151,055

	Sweden—1.3%
	Commercial Banks—0.2%
19,000	Nordea Bank AB	216,142
4,200	Swedbank AB —Cl. A (a)	74,004

		290,146

	Household Durables—0.1%
5,400	Electrolux AB	135,417

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  11

AGIC Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2011 (unaudited)

Shares		Value

	Sweden—(continued)
	Machinery—0.6%
20,200	Sandvik AB	$387,691
16,000	Trelleborg AB —Cl. B	160,672
14,200	Volvo AB —Cl. B (a)	245,769

		794,132

	Specialty Retail—0.4%
13,200	Hennes & Mauritz AB —Cl. B	431,301

	Switzerland—1.4%
	Biotechnology—0.3%
5,878	Actelion Ltd. (a)	326,213

	Capital Markets—0.1%
2,773	Credit Suisse Group AG	128,245

	Insurance—0.8%
3,450	Zurich Financial Services AG (b)	1,002,168

	Textiles, Apparel & Luxury Goods—0.2%
656	Swatch Group AG	279,431

	United Kingdom—7.7%
	Aerospace & Defense—0.0%
11,929	BAE Systems PLC	63,793

	Capital Markets—0.1%
17,856	3i Group PLC	90,652

	Commercial Banks—0.5%
50,729	Barclays PLC	263,265
18,343	Lloyds TSB Group PLC (a)	18,524
51,937	Royal Bank of Scotland Group PLC (a)	38,097
9,470	Standard Chartered PLC	250,471

		570,357

	Commercial Services & Supplies—0.2%
13,579	Aggreko PLC	319,530

	Food & Staples Retailing—0.3%
92,742	WM Morrison Supermarkets PLC (b)	417,392

	Industrial Conglomerates—0.1%
4,961	Cookson Group PLC (a)	52,772
4,730	Smiths Group PLC	102,824

		155,596

	Insurance—0.6%
253,484	Old Mutual PLC	542,362
45,432	Standard Life PLC	176,504

		718,866

	Machinery—0.2%
17,900	Charter International PLC	220,713

12  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2011 (unaudited)

Shares		Value

	United Kingdom—(continued)
	Metals & Mining—1.8%
6,416	Anglo American PLC	$348,028
36,554	BHP Billiton PLC (b)	1,448,980
5,372	Rio Tinto PLC	378,278
4,527	Xstrata PLC	103,538

		2,278,824

	Multiline Retail—0.7%
26,858	Marks & Spencer Group PLC	151,225
21,928	Next PLC	704,353

		855,578

	Oil, Gas & Consumable Fuels—2.1%
16,993	BG Group PLC	413,790
	Royal Dutch Shell PLC,
16,201	Class A	582,796
45,399	Class B (b)	1,622,938

		2,619,524

	Professional Services—0.1%
14,108	Michael Page International PLC	118,043

	Specialty Retail—0.1%
16,621	Game Group PLC	16,515
72,326	Howden Joinery Group PLC (a)	135,843

		152,358

	Tobacco—0.5%
14,650	British American Tobacco PLC (b)	586,938

	Wireless Telecommunication Services—0.4%
165,068	Vodafone Group PLC	468,644

	United States—46.3%
	Aerospace & Defense—0.7%
10,300	L-3 Communications Holdings, Inc.	816,687

	Auto Components—1.0%
31,200	Johnson Controls, Inc. (b)	1,272,960

	Automobiles—1.0%
82,000	Ford Motor Co. (a)	1,234,100

	Beverages—2.0%
20,100	Coca-Cola Co.	1,284,792
15,600	Molson Coors Brewing Co. —Cl. B	713,388
7,600	PepsiCo, Inc.	481,992

		2,480,172

	Biotechnology—0.7%
22,800	Gilead Sciences, Inc. (a)	888,744

	Commercial Services & Supplies—0.3%
8,780	Avery Dennison Corp.	350,498

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  13

AGIC Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2011 (unaudited)

Shares		Value

	United States—(continued)
	Communications Equipment—2.5%
5,266	Aviat Networks, Inc. (a)	$32,175
44,800	Cisco Systems, Inc. (a)	831,488
5,984	EchoStar Corp. —Cl. A (a)	207,645
21,200	Harris Corp.	989,192
17,000	Qualcomm, Inc. (b)	1,012,860

		3,073,360

	Computers & Peripherals—2.3%
4,100	Apple, Inc. (a)(b)	1,448,161
51,700	EMC Corp. (a)(b)	1,406,757

		2,854,918

	Diversified Financial Services—0.9%
24,837	JP Morgan Chase & Co.	1,159,639

	Diversified Telecommunication Services—0.9%
6,769	Frontier Communications Corp.	57,469
28,200	Verizon Communications, Inc.	1,041,144

		1,098,613

	Electric Utilities—0.8%
13,855	Entergy Corp.	986,476

	Electronic Equipment, Instruments & Components—0.6%
14,000	Amphenol Corp. —Cl. A (b)	804,720

	Energy Equipment & Services—3.1%
9,700	Diamond Offshore Drilling, Inc.	758,831
15,500	National Oilwell Varco, Inc. (b)	1,233,335
20,100	Schlumberger Ltd. (b)	1,877,742

		3,869,908

	Food Products—0.6%
20,500	Archer-Daniels-Midland Co.	762,190

	Health Care Equipment & Supplies—1.6%
15,600	Baxter International, Inc.	829,140
3,680	Intuitive Surgical, Inc. (a)	1,206,856

		2,035,996

	Health Care Providers & Services—2.5%
23,000	CIGNA Corp.	967,610
15,000	McKesson Corp.	1,189,200
14,600	Medco Health Solutions, Inc. (a)	899,944

		3,056,754

	Hotels, Restaurants & Leisure—0.9%
15,000	McDonald’s Corp.	1,135,200

	Household Products—0.8%
16,500	Procter & Gamble Co.	1,040,325

	Independent Power Producers & Energy Traders—0.9%
12,500	Constellation Energy Group, Inc.	388,375
38,461	NRG Energy, Inc. (a)	768,835

		1,157,210

14  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2011 (unaudited)

Shares		Value

	United States—(continued)
	Industrial Conglomerates—2.0%
62,026	General Electric Co.	$1,297,584
45,800	Textron, Inc. (b)	1,240,722

		2,538,306

	Insurance—2.2%
893	American International Group, Inc. (a)	33,095
46,000	Genworth Financial, Inc. —Cl. A (a)	608,580
11,760	MetLife, Inc.	556,954
17,000	Prudential Financial, Inc. (b)	1,119,110
19,230	XL Group PLC —Cl. A	449,020

		2,766,759

	Internet Software & Services—1.0%
2,000	Google, Inc. —Cl. A (a)	1,226,800

	IT Services—1.0%
7,500	International Business Machines Corp.	1,214,100

	Machinery—3.0%
18,700	AGCO Corp. (a)	1,024,386
14,200	Deere & Co. (b)	1,280,130
14,900	Joy Global, Inc. (b)	1,450,962

		3,755,478

	Media—0.6%
29,919	DISH Network Corp. —Cl. A (a)	695,617

	Metals & Mining—1.0%
23,400	Freeport-McMoRan Copper & Gold, Inc.	1,239,030

	Multiline Retail—0.8%
19,500	Target Corp.	1,024,725

	Multi-Utilities—1.0%
28,169	PG&E Corp.	1,297,464

	Oil, Gas & Consumable Fuels—2.1%
5,500	Occidental Petroleum Corp. (b)	560,835
22,900	Peabody Energy Corp. (b)	1,499,721
18,800	Valero Energy Corp.	529,784

		2,590,340

	Pharmaceuticals—3.6%
16,000	Abbott Laboratories	769,600
43,300	Bristol-Myers Squibb Co.	1,117,573
18,224	Johnson & Johnson	1,119,682
43,391	Merck & Co., Inc.	1,413,245

		4,420,100

	Semiconductors & Semiconductor Equipment—1.8%
48,000	Intel Corp.	1,030,560
33,900	Texas Instruments, Inc. (b)	1,207,179

		2,237,739

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  15

AGIC Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2011 (unaudited)

Shares				Value

		United States—(continued)
		Software—2.1%
44,500		Microsoft Corp.		$1,182,810
36,900		Oracle Corp. (b)		1,214,010
10,199		Symantec Corp. (a)		183,888

				2,580,708

		Total Common Stock (cost—$130,796,504)		97,173,074

CONVERTIBLE PREFERRED STOCK—12.2%

Shares (000s)			Credit Rating (Moody’s/S&P)

		Airlines—0.4%
11		Continental Airlines Finance Trust II, 6.00%, 11/15/30	Caa1/CCC	435,712

		Automobiles—0.8%
		General Motors Co.,
10		4.75%, 12/1/13, Ser. B	NR/NR	498,624
60		6.25%, 7/15/33, Ser. C (a)	WR/NR	467,400

				966,024

		Banks—0.1%
4		Barclays Bank PLC, 10.00%, 3/15/11
		(Teva Pharmaceuticals Industries Ltd.) (d)	A1/A+	175,968

		Capital Markets—0.8%
5		AMG Capital Trust I, 5.10%, 4/15/36	NR/BB	237,112
		Lehman Brothers Holdings, Inc. (c)(d)(e),
42		6.00%, 10/12/10, Ser. GIS (General Mills, Inc.)	WR/NR	135,833
9		28.00%, 3/6/09, Ser. RIG (Transocean, Inc.)	WR/NR	126,771
22		The Goldman Sachs Group, Inc., 7.00%, 8/1/11
		(Wetherford Corp.) (d)	A1/A	507,671

				1,007,387

		Commercial Banks—0.4%
2		Fifth Third Bancorp, 8.50%, 6/30/13, Ser. G (g)	Ba1/BB	260,950
—	(k)	Wells Fargo & Co., 7.50%, 3/15/13, Ser. L (g)	Baa3/A-	257,500

				518,450

		Commercial Services & Supplies—1.2%
29		United Rentals, Inc., 6.50%, 8/1/28	Caa1/CCC	1,448,188

		Diversified Financial Services—2.6%
23		2010 Swift Mandatory Common Exchange Security Trust,
		6.00%, 12/31/13 (f)(h)	NR/NR	320,735
1		Bank of America Corp., 7.25%, 1/30/13, Ser. L (g)	Ba3/BB+	502,000
4		Citigroup, Inc., 7.50%, 12/15/12	NR/NR	564,900
		Credit Suisse Securities USA LLC,
9		7.00%, 7/27/11 (Target Corp.) (d)	Aa2/A	501,223
18		8.00%, 9/20/11 (Bristol-Myers Squibb Co.) (d)	Aa2/A	461,611
		JP Morgan Chase & Co.,
7		7.00%, 7/25/11 (McDonald’s Corp.) (d)	Aa3/A+	513,704
23		7.00%, 8/16/11 (Cisco Systems) (d)	Aa3/A+	457,924

				3,322,097

16  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2011 (unaudited)

Shares (000s)		Credit Rating (Moody’s/S&P)	Value

	Electric Utilities—0.2%
5	NextEra Energy, Inc., 8.375%, 6/1/12	NR/NR	$251,500

	Food Products—1.3%
11	Archer-Daniels-Midland Co., 6.25%, 6/1/11	NR/BBB+	525,426
10	Bunge Ltd., 4.875%, 12/1/11 (g)	Ba1/BB	1,050,000

			1,575,426

	Household Durables—0.6%
4	Newell Financial Trust I, 5.25%, 12/1/27	WR/BB	212,025
5	Stanley Black & Decker, Inc., 4.75%, 11/17/15	Baa3/BBB+	576,191

			788,216

	Insurance—0.7%
22	American International Group, Inc., 8.50%, 8/1/11	Baa2/NR	100,190
5	Assured Guaranty Ltd., 8.50%, 6/1/12	NR/NR	319,852
14	XL Group PLC, 10.75%, 8/15/11	Baa2/BBB-	441,140

			861,182

	Multi-Utilities—1.0%
25	AES Trust III, 6.75%, 10/15/29	B3/B+	1,221,500

	Oil, Gas & Consumable Fuels—1.4%
8	Apache Corp., 6.00%, 8/1/13	NR/NR	531,336
5	ATP Oil & Gas Corp., 8.00%, 10/1/14 (f)(g)(h)	NR/NR	531,100
7	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	738,675

			1,801,111

	Professional Services—0.5%
10	Nielsen Holdings NV, 6.25%, 2/1/13	NR/NR	580,008

	Real Estate Investment Trust—0.2%
11	Alexandria Real Estate Equities, Inc., 7.00%, 4/20/13 (g)	NR/NR	281,945

	Total Convertible Preferred Stock (cost—$19,668,904)		15,234,714

CONVERTIBLE BONDS & NOTES —7.1%

Principal Amount (000s)

	Auto Components—0.5%
$275	BorgWarner, Inc., 3.50%, 4/15/12	NR/BBB	657,938

	Capital Markets—0.4%
500	Ares Capital Corp., 5.75%, 2/1/16 (f)(h)	NR/BBB	540,000

	Electrical Equipment—0.8%
400	EnerSys, 3.375%, 6/1/38 (i)	B2/BB	476,500
500	JA Solar Holdings Co., Ltd., 4.50%, 5/15/13	NR/NR	488,125

			964,625

	Hotels, Restaurants & Leisure—0.4%
450	MGM Resorts International, 4.25%, 4/15/15 (f)(h)	Caa1/CCC+	493,875

	Internet Software & Services—0.3%
275	VeriSign, Inc., 3.25%, 8/15/37	NR/NR	332,063

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  17

AGIC Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2011 (unaudited)

Principal Amount (000s)		Credit Rating (Moody’s/S&P)	Value

	IT Services—0.5%
$475	Alliance Data Systems Corp., 1.75%, 8/1/13	NR/NR	$547,438

	Machinery—0.5%
250	Titan International, Inc., 5.625%, 1/15/17 (f)(h)	NR/B+	652,500

	Media—1.1%
	Liberty Media LLC,
310	3.125%, 3/30/23	B1/BB-	383,625
1,000	3.50%, 1/15/31	B1/BB-	570,000
400	Regal Entertainment Group, 6.25%, 3/15/11 (f)(h)	NR/NR	403,000

			1,356,625

	Oil, Gas & Consumable Fuels—0.4%
300	Western Refining, Inc., 5.75%, 6/15/14	NR/CCC+	510,750

	Pharmaceuticals—0.6%
275	Valeant Pharmaceuticals International, Inc.,
	5.375%, 8/1/14 (f)(h)	NR/NR	790,281

	Real Estate Investment Trust—0.6%
250	Boston Properties LP, 3.75%, 5/15/36	NR/A-	290,625
400	Health Care REIT, Inc., 4.75%, 12/1/26	Baa2/BBB-	454,000

			744,625

	Semiconductors & Semiconductor Equipment—0.5%
600	SunPower Corp., 4.75%, 4/15/14	NR/NR	626,250

	Thrifts & Mortgage Finance—0.5%
	MGIC Investment Corp.,
200	5.00%, 5/1/17	NR/CCC+	219,000
395	9.00%, 4/1/63 (f)(h)	Caa3/CC	410,306

			629,306

	Total Convertible Bonds & Notes (cost-$8,711,609)		8,846,276

YANKEE BOND—0.5%
	Marine—0.5%
550	DryShips, Inc., 5.00%, 12/1/14 (cost-$620,871)	NR/NR	550,000

WARRANTS (a)—0.0%

Units

	Electronic Equipment, Instruments—0.0%
3,050	Kingboard Chemical Holdings Ltd.,
	expires 10/31/12 (cost-$361)		2,620

18  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund Schedule of Investments
February 28, 2011 (unaudited)

Principal Amount (000s)		Value

SHORT-TERM INVESTMENT—2.6%
	Time Deposit—2.6%
$3,230	Bank of America-London, 0.03%, 3/1/11 (cost-$3,229,564)	$3,229,564

	Total Investments before call options written
	(cost-$163,027,813)—100.5%	125,036,248

CALL OPTIONS WRITTEN (a)—(0.1)%

Contracts

	Amphenol Corp.,
100	strike price $60, expires 3/19/11	(3,750)
	Apple, Inc.,
30	strike price $355, expires 3/19/11	(22,725)
	Deere & Co.,
100	strike price $100, expires 3/19/11	(2,050)
	EMC Corp.,
360	strike price $28, expires 3/19/11	(9,360)
	Johnson Controls, Inc.,
220	strike price $43, expires 3/19/11	(3,850)
	Joy Global, Inc.,
105	strike price $105, expires 3/19/11	(13,965)
	National Oilwell Varco, Inc.,
25	strike price $85, expires 3/19/11	(1,663)
	Occidental Petroleum Corp.,
40	strike price $110, expires 3/19/11	(1,460)
	Oracle Corp.,
260	strike price $34, expires 3/19/11	(7,410)
	Peabody Energy Corp.,
120	strike price $70, expires 3/19/11	(5,940)
	Prudential Financial, Inc.,
30	strike price $67.50, expires 3/19/11	(2,550)
	Qualcomm, Inc.,
120	strike price $60, expires 3/19/11	(13,200)
	Schlumberger Ltd.,
60	strike price $95, expires 3/19/11	(11,250)
	Texas Instruments, Inc.,
235	strike price $37, expires 3/19/11	(4,230)
	Textron, Inc.,
180	strike price $29, expires 3/19/11	(2,790)

	Total Call Options Written
	(premiums received-$149,794)	(106,193)

	Total Investments net of call options written
	(cost-$162,878,019) (j)—100.4%	124,930,055

	Other liabilities in excess of other assets—(0.4)%	(475,689)

	Net Assets—100.0%	$124,454,366

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  19

AGIC Global Equity & Convertible Income Fund	Schedule of Investments
February 28, 2011 (unaudited)

Notes to Schedule of Investments:

(a)	Non-income producing.
(b)	All or partial amount segregated for the benefit of the counterparty as collateral for call options written.
(c)	Fair-Valued—Securities with an aggregate value of $3,259,157, representing 2.6% of net assets. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.
(d)

Securities exchangeable or convertible into securities of an entity different than the issuer or structured by the issuer to provide exposure to securities of an entity different than the issuer (synthetic convertible securities). Such entity is identified in the parenthetical.

(e)	In default.
(f)

144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(g)	Perpetual maturity. Maturity date shown is the first call date.
(h)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate market value of $4,141,797, representing 3.3% of net assets.
(i)	Step Bond—Coupon is a fixed rate for an initial period then resets at a specific date and rate.
(j)

Securities with an aggregrate value of $37,788,523, representing 30.4% of net assets, were valued utilizing modeling tools provided by a third-party vendor. See Note 1(a) and Note 1(b) in the Notes to Financial Statements.

(k)	Less than 500 shares.

Glossary:

ADR — American Depositary Receipt
NR — Not Rated
REIT — Real Estate Investment Trust
WR — Withdrawn Rating

20  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 | See accompanying Notes to Financial Statements

AGIC Global Equity & Convertible Income Fund	Statement of Assets
February 28, 2011 (unaudited)	and Liabilities

Assets:
Investments, at value (cost—$163,027,813)	$125,036,248

Foreign currency (cost—$1,123)	1,111

Receivable for investments sold	654,706

Dividends and interest receivable (net of foreign withholding taxes)	328,651

Prepaid expenses	1,200

Total Assets	126,021,916

Liabilities:
Payable for investments purchased	1,263,292

Call options written, at value (premiums received—$149,794)	106,193

Investment management fees payable	95,063

Accrued expenses	103,002

Total Liabilities	1,567,550

Net Assets	$124,454,366

Composition of Net Assets:
Common Shares:
Par value ($0.00001 per share, applicable to 7,004,189 shares issued and outstanding)	$70

Paid-in-capital in excess of par	161,751,731

Undistributed net investment income	595,149

Accumulated net realized gain	53,980

Net unrealized depreciation of investments, call options written and foreign currency transactions	(37,946,564)

Net Assets	$124,454,366

Net Asset Value Per Share	$17.77

See accompanying Notes to Financial Statements | 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  21

AGIC Global Equity & Convertible Income Fund	Statement of Operations
Six Months ended February 28, 2011 (unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $24,217)	$1,429,198

Interest	229,866

Total Investment Income	1,659,064

Expenses:
Investment management fees	578,381

Custodian and accounting agent fees	64,071

Audit and tax services	34,973

Shareholder communications	25,036

Transfer agent fees	14,300

New York Stock Exchange listing fees	8,528

Legal fees	6,244

Trustees’ fees and expenses	4,465

Miscellaneous	6,092

Total expenses	742,090

Net Investment Income	916,974

Realized and Change in Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	5,660,469

Call options written	(465,271)

Foreign currency transactions	10,007

Net change in unrealized appreciation/depreciation of:
Investments	20,685,014

Call options written	55

Foreign currency transactions	4,770

Net realized and change in unrealized gain on investments, call options written and foreign currency transactions	25,895,044

Net Increase in Net Assets Resulting from Investment Operations	$26,812,018

22  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 | See accompanying Notes to Financial Statements

AGIC Global Equity & Convertible Income Fund	Statement of Changes in Net Assets

	Six Months ended February 28, 2011 (unaudited)	Year ended August 31, 2010

Investment Operations:
Net investment income	$916,974	$1,886,408

Net realized gain on investments, call options written and foreign currency transactions	5,205,205	4,504,879

Net change in unrealized appreciation/depreciation of investments, call options written and foreign currency transactions	20,689,839	806,622

Net increase in net assets resulting from investment operations	26,812,018	7,197,909

Dividends and Distributions to Shareholders from:
Net investment income	—	(2,276,643)

Net realized gains	(4,202,514)	(4,834,030)

Return of capital	—	(1,294,354)

Total dividends and distributions to shareholders	(4,202,514)	(8,405,027)

Total increase (decrease) in net assets	22,609,504	(1,207,118)

Net Assets:
Beginning of period	101,844,862	103,051,980

End of period (including undistributed (dividends in excess of) net investment income of $595,149 and $(321,825), respectively)	$124,454,366	$101,844,862

See accompanying Notes to Financial Statements | 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  23

AGIC Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2011 (unaudited)

1. Organization and Significant Accounting Policies
AGIC Global Equity & Convertible Income Fund (the “Fund”) was organized as a Massachusetts business trust on May 3, 2007. Prior to commencing operations on September 28, 2007, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940 and the rules and regulations thereunder, as amended. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary Allianz Global Investors of America L.P. (“Allianz Global”). Allianz Global is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund has an unlimited amount of $0.00001 par value per share of common shares authorized.

The Fund’s investment objective is to seek total return comprised of capital appreciation, current income and gains. Under normal market conditions the Fund pursues its investment objective by investing in a diversified, global portfolio of equity securities and income-producing convertible securities. The Fund also employs a strategy of writing (selling) call options on stocks held, as well as on equity indexes, in an attempt to generate gains from option premiums. There is no guarantee that the Fund will meet its stated objective.

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Fund’s financial statements. Actual results could differ from these estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Fund:

(a) Valuation of Investments
Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available, or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Fund’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Synthetic convertible securities are valued based on quotations obtained from unaffiliated brokers who are the principal market-makers in such securities. Such valuations are derived by the brokers from proprietary models which are generally based on readily available market information including valuations of the common stock underlying the synthetic security. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the net asset value (“NAV”) of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside of the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material to the Fund’s financial statements. The Fund’s NAV is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the NYSE on each day the NYSE is open for business.

The prices of certain portfolio securities or financial instruments may be determined at a time prior to the close of regular trading on the NYSE. When fair valuing the securities, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time the Fund’s NAV is calculated. With respect to certain foreign securities, the Fund may fair-value securities using modeling tools provided by third-party vendors. The Fund has retained a statistical

24  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)
research service to assist in the determining the fair value of foreign securities. This service utilizes statistics and programs based on historical performance of markets and other economic data to assist in making fair value estimates. Fair value estimates used by the Fund for foreign securities may differ from the value realized from the sale of those securities and the difference could be material to the financial statements. Fair value pricing may require subjective determinations about the value of a security or other assets, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund.

(b) Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:

•	Level 1 – quoted prices in active markets for identical investments that the Fund has the ability to access

•

Level 2 – valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 – valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Fund to measure fair value during the six months ended February 28, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized multi-dimensional relational pricing models and the estimation of the price that would have prevailed in a liquid market for the international equities given information available at the time of evaluation.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Fund generally uses to evaluate how to classify each major category of assets and liabilities, for Level 2 and Level 3, in accordance with Generally Accepted Accounting Principles (“GAAP”).

Equity Securities (Common and Preferred Stock) — Equity securities traded in inactive markets and certain foreign equity securities are valued using inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from independent pricing services that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable, the values of equity securities are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Convertible Bonds & Notes — Convertible bonds and notes are valued by independent pricing services using various inputs and techniques, which include broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds and sector-specific trends. To the extent that these inputs are observable, the values of convertible bonds and notes are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

Option Contracts — Option contracts traded over the counter (“OTC”) are valued by independent pricing services based on pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable, the values of OTC option contracts are categorized as Level 2. To the extent that these inputs are unobservable the values are categorized as Level 3.

The Fund’s policy is to recognize transfers between levels at the end of the reporting period.

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  25

AGIC Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)
A summary of the inputs used at February 28, 2011 in valuing Fund’s assets and liabilities is listed below:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Value at 2/28/11

Investments in Securities – Assets
Common Stock:
Australia	—	—	$2,996,267	$2,996,267
Austria	—	$169,721	—	169,721
Belgium	—	181,741	—	181,741
China	—	226,284	—	226,284
Denmark	—	175,621	—	175,621
Finland	—	278,063	—	278,063
France	—	3,357,772	—	3,357,772
Germany	—	3,275,383	—	3,275,383
Greece	—	37,551	—	37,551
Hong Kong	—	2,429,173	—	2,429,173
Ireland	—	13,086	286	13,372
Italy	—	820,702	—	820,702
Japan	—	6,923,470	—	6,923,470
Netherlands	—	182,410	—	182,410
New Zealand	—	180,893	—	180,893
Norway	—	645,416	—	645,416
Singapore	—	1,265,417	—	1,265,417
Spain	—	1,605,692	—	1,605,692
Sweden	—	1,650,996	—	1,650,996
Switzerland	—	1,736,057	—	1,736,057
United Kingdom	—	9,636,808	—	9,636,808
All other	$59,384,265	—	—	59,384,265
Convertible Preferred Stock:
Airlines	—	435,712	—	435,712
Banks	—	175,968	—	175,968
Capital Markets	—	744,783	262,604	1,007,387
Commercial Banks	257,500	260,950	—	518,450
Commercial Services & Supplies	—	1,448,188	—	1,448,188
Diversified Financial Services	1,066,900	2,255,197	—	3,322,097
Household Durables	576,191	212,025	—	788,216
Oil, Gas & Consumable Fuels	531,336	1,269,775	—	1,801,111
All other	5,737,585	—	—	5,737,585
Convertible Bonds & Notes	—	8,846,276	—	8,846,276
Yankee Bond	—	550,000	—	550,000
Warrants	2,620	—	—	2,620
Short-Term Investment	—	3,229,564	—	3,229,564

Total Investments in Securities – Assets	$67,556,397	$54,220,694	$3,259,157	$125,036,248

Investments in Securities – Liabilities
Call Options Written, at value Market Price	$(106,193)	—	—	$(106,193)

Total Investments	$67,450,204	$54,220,694	$3,259,157	$124,930,055

There were no significant transfers between Levels 1 and 2 during the six months ended February 28, 2011.

26  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)
A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended February 28, 2011, was as follows:

	Beginning Balance 8/31/10	Net Purchases (Sales) and Settlements	Net Change in Unrealized Appreciation/ Depreciation	Transfer into Level 3*	Transfer out of Level 3	Ending Balance 2/28/11

Investments in Securities – Assets
Common Stocks:
Australia	—	—	—	$2,996,267	—	$2,996,267
Ireland	$264	—	$22	—	—	286
Convertible Preferred Stock:
Capital Markets	262,604	—	—	—	—	262,604

Total Investments	$262,868	—	$22	$2,996,267	—	$3,259,157

* Transferred out of Level 2 into Level 3 because sufficient observable inputs were not available.

The net change in unrealized appreciation/depreciation of Level 3 investments, which the Fund held at February 28, 2011, was $22. Net change in unrealized appreciation/depreciation is reflected on the Statement of Operations.

(c) Investment Transactions and Investment Income
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income adjusted for the accretion of discount and amortization premiums is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized, respectively, to interest income over the lives of the respective securities. Conversion premium is not amortized. Payments received on synthetic convertible securities are generally included in dividend income. Payments received from certain investments may be comprised of dividends, realized gains and return of capital. These payments may initially be recorded as dividend income and may be subsequently reclassified as realized gains and/or return of capital upon receipt of information from the issuer.

(d) Federal Income Taxes
The Fund intends to distribute all of its taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Fund’s management has determined that its evaluation has resulted in no material impact on the Fund’s financial statements at February 28, 2011. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

(e) Dividends and Distributions
The Fund declares quarterly dividends and distributions from net investment income and gains from option premiums and the sale of portfolio securities. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment. Temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  27

AGIC Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2011 (unaudited)

1. Organization and Significant Accounting Policies (continued)
(f) Foreign Currency Translations
The Fund’s accounting records are maintained in U.S. dollars as follows: (1) the foreign currency market value of investments and other assets and liabilities denominated in foreign currency are translated at the prevailing exchange rate at the end of the period; and (2) purchases and sales, income and expenses are translated at the prevailing exchange rate on the respective dates of such transactions. The resulting net foreign currency gain (loss) is included in the Fund’s Statement of Operations.

The Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations pursuant to U.S. federal income tax regulations; such amount is categorized as foreign currency gain (loss) for both financial reporting and income tax reporting purposes.

(g) Convertible Securities
It is the Fund’s policy to invest a portion of its assets in convertible securities. Although convertible securities do derive part of their value from that of the securities into which they are convertible, they are not considered derivative financial instruments. However, certain of the Fund’s investments in convertible securities include features which render them more sensitive to price changes in their underlying securities. The value of structured/synthetic convertible securities can be affected by interest rate changes and credit risks of the issuer. Such securities may be structured in ways that limit their potential for capital appreciation and the entire value of the security may be at risk of loss depending on the performance of the underlying equity security. Consequently, the Fund is exposed to greater downside risk than traditional convertible securities, but still less than that of the underlying stock.

2. Principal Risks
In the normal course of business the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Fund also is exposed to other risks such as, but not limited to, interest rate, market price, foreign currency and credit risks.

Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of certain fixed income securities held by the Fund is likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is used primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e. yield) movements.

Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rate will adversely affect the income received from such securities and the NAV of the Fund’s shares.

The Fund is exposed to credit risk which is the risk of losing money if the issuer or guarantor of a fixed income security is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

To the extent the Fund invests directly in foreign currencies or in securities that trade in, and receive revenues in, foreign currencies, or in derivatives that provide exposure to foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including economic growth, inflation changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in foreign currency-denominated securities may reduce the returns of the Fund.

28  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2011 (unaudited)

2. Principal Risks (continued)
The Fund is subject to elements of risk not typically associated with investments in the U.S., due to concentrated investments in specific industries or investments in foreign issuers located in a specific country or region. Such concentrations will subject the Fund to additional risks resulting from future political or economical conditions in such country or region and the possible imposition of adverse governmental laws of currency exchange restrictions affecting such country or region, which could cause the securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies.

The Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss to the Fund could exceed the value of the financial assets recorded in the Fund’s financial statements. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. The Fund’s sub-adviser Allianz Global Investors Capital LLC (“AGIC” or the “Sub-Adviser”), an affiliate of the Investment Manager, seeks to minimize the Fund’s counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges. Delivery of securities sold is only made once the Fund has received payment. Payment is made on the purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

The counterparty risk associated with certain contracts may be reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis. The Fund’s overall exposure to counterparty risk with respect to transactions subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

The market values of equity securities, such as common stock, preferred stock, securities convertible into equity securities or equity-related investments such as options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity-related investments generally have greater market price volatility than fixed income securities.

The Fund held synthetic convertible securities with Lehman Brothers entities as counterparty at the time the relevant Lehman Brother entity filed for protection or was placed in administration. The values of the relevant securities have been written down to their estimated recoverable values.

3. Financial Derivative Instruments

Disclosure about derivatives and hedging activities require qualitative disclosure regarding objectives and strategies for using derivatives, quantitative disclosure about fair value amounts of gains and losses on derivatives, and disclosure about credit-risk related contingent features in derivative agreements. The disclosure requirements distinguish between derivatives which are accounted for as “hedges” and those that do not qualify for such accounting. Although the Fund sometimes uses derivatives for hedging purposes, the Fund reflects derivatives at fair value and recognizes changes in fair value through the Fund’s Statement of Operations, and such derivatives do not qualify for hedge accounting treatment.

Option Transactions
The Fund writes (sells) call options on securities and indices to earn premiums, for hedging purposes, risk management purposes or otherwise as part of its investment strategies.

When an option is written, the premium received is recorded as an asset with an equal liability which is subsequently marked to market to reflect the market value of the option written. These liabilities, if any, are reflected as options written in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a call option written is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a put option written is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing a security at a price different from its current market value.

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  29

AGIC Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2011 (unaudited)

3. Financial Derivative Instruments (continued)
The following is a summary of the fair valuations of the Fund’s derivatives categorized by risk exposure.

The effect of derivatives on the Fund’s Statement of Assets and Liabilities at February 28, 2011:

Location	Market Price

Liability derivatives:
Call options written, at value	$(106,193)

The effect of derivatives on the Fund’s Statement of Operations for the six months ended February 28, 2011:

Location	Market Price

Net realized loss on:
Call options written	$(465,271)

Net change in unrealized appreciation/depreciation of:
Call options written	$55

The average volume of derivative activity during the six months ended February 28, 2011 was 16,180 options written contracts.

4. Investment Manager/Sub-Adviser
The Fund has an Investment Management Agreement (the “Agreement”) with the Investment Manager. Subject to the supervision of the Fund’s Board of Trustees, the Investment Manager is responsible for managing, either directly or through others selected by it, the Fund’s investment activities, business affairs and administrative matters. Pursuant to the Agreement, the Investment Manager receives an annual fee, payable monthly, at the annual rate of 1.00% of the Fund’s average daily total managed assets. Total managed assets refer to the total assets of the Fund (including assets attributable to borrowings that may be outstanding) minus accrued liabilities (other than liabilities representing borrowings).

The Investment Manager has retained the Sub-Adviser to manage the Fund’s investments. Subject to the supervision of the Investment Manager, the Sub-Adviser is responsible for making all of the Fund’s investment decisions. The Investment Manager, and not the Fund, pays a portion of the fees it receives as Investment Manager to the Sub-Adviser in return for its services.

5. Investment in Securities
Purchases and sales of investments, other than short-term securities for the six months ended February 28, 2011 were $93,300,968 and $98,867,825, respectively.

(a) Transactions in options written for the six months ended February 28, 2011:

	Contracts	Premiums

Options outstanding, August 31, 2010	45,321	$85,226
Options written	10,235	758,491
Options terminated in closing purchase transactions	(7,185)	(486,519)
Options expired	(46,386)	(207,404)

Options outstanding, February 28, 2011	1,985	$149,794

6. Income Tax Information
The cost basis of investments for federal income tax purposes was $164,194,231. Aggregate gross unrealized appreciation for securities in which there was an excess of value over tax cost was $5,343,121, aggregate gross unrealized depreciation for securities in which there was an excess of tax cost over value was $44,501,104; and net unrealized depreciation for federal income tax purposes was $39,157,983. The difference between book and tax cost basis was attributable to wash sales.

30  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 |

AGIC Global Equity & Convertible Income Fund Notes to Financial Statements
February 28, 2011 (unaudited)

7. Legal Proceeding
In June and September 2004, the Investment Manager and certain of its affiliates (including PEA Capital LLC (“PEA”), Allianz Global Investors Distributors LLC and Allianz Global Investors of America, L.P.), agreed to settle, without admitting or denying the allegations, claims brought by the Securities and Exchange Commission (“SEC”) and the New Jersey Attorney General alleging violations of federal and state securities laws with respect to certain open-end funds for which the Investment Manager serves as investment adviser. The settlements related to an alleged “market timing” arrangement in certain open-end funds formerly sub-advised by PEA. The Investment Manager and its affiliates agreed to pay a total of $68 million to settle the claims. In addition to monetary payments, the settling parties agreed to undertake certain corporate governance, compliance and disclosure reforms related to market timing, and consented to cease and desist orders and censures. Subsequent to these events, PEA deregistered as an investment adviser and dissolved. None of the settlements alleged that any inappropriate activity took place with respect to the Funds.

Since February 2004, the Investment Manager and certain of its affiliates and their employees have been named as defendants in a number of pending lawsuits concerning “market timing,” which allege the same or similar conduct underlying the regulatory settlements discussed above. The market timing lawsuits have been consolidated in a multidistrict litigation proceeding in the U.S. District Court for the District of Maryland (the “MDL Court”). After a number of claims in the lawsuits were dismissed by the MDL Court, the parties entered into a stipulation of settlement, which was publicly filed with the MDL Court in April 2010, resolving all remaining claims, but the settlement remains subject to the approval of the MDL Court.

The Investment Manager and the Sub-Adviser believe that these matters are not likely to have a material adverse effect on the Funds or on their ability to perform their respective investment advisory activities relating to the Funds.

8. Subsequent Events
On March 11, 2011, a quarterly dividend of $0.30 per share was declared to shareholders, payable March 30, 2011 to shareholders of record on March 21, 2011.

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  31

AGIC Global Equity & Convertible Income Fund Financial Highlights
For a share outstanding throughout each period:

	Six Months ended February 28, 2011 (unaudited)				For the Period September 28, 2007* through August 31, 2008

			Year ended August 31,
			2010	2009
Net asset value, beginning of period	$14.54		$14.71	$18.84	23.88	**
Investment Operations:
Net investment income	0.13		0.27	0.44	0.65
Net realized and change in unrealized gain (loss) on investments, call options written and foreign currency transactions	3.70		0.76	(2.93)	(3.72)
Total from investment operations	3.83		1.03	(2.49)	(3.07)
Dividends and Distributions to Shareholders from:
Net investment income	—		(0.33)	(0.55)	(0.60)
Net realized gains	(0.60)		(0.69)	(0.55)	(1.32)
Return of capital	—		(0.18)	(0.54)	—
Total dividends and distributions to shareholders	(0.60)		(1.20)	(1.64)	(1.92)
Common Share Transactions:
Offering costs charged to paid-in capital in excess of par	—		—	—	(0.05)
Net asset value, end of period	$17.77		$14.54	$14.71	$18.84
Market price, end of period	$17.23		$14.10	$12.99	$18.10
Total Investment Return (1)	26.87%		17.66%	(17.63)%	(20.67)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$124,454		$101,845	$103,052	$131,941
Ratio of expenses to average net assets	1.28	%(2)	1.30%	1.39%	1.23	%(2)
Ratio of net investment income to average net assets	1.59	%(2)	1.74%	3.45%	3.31	%(2)
Portfolio turnover rate	82%		75%	26%	105%

*	Commencement of operations.
**	Initial public offering of $25.00 per share less underwriting discount of $1.125 per share.
(1)

Total investment return is calculated assuming a purchase of a common share at the market price on the first day and a sale of a common share at the market price on the last day of each period reported. Dividends and distributions, if any, are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares. Total investment return for a period of less than one year is not annualized.

(2)	Annualized.

32  AGIC Global Equity & Convertible Income Fund Semi-Annual Report | 2.28.11 | See accompanying Notes to Financial Statements

AGIC Global Equity & Convertible Income Fund	Annual Shareholder Meeting Results/
Changes to Board of Trustees/ Proxy Voting Policies &
Procedures (unaudited)

Annual Shareholder Meeting Results:

The Fund held its annual meeting of shareholders on December 14, 2010. Shareholders voted as indicated below:

	Affirmative	Withheld Authority
Election of James A. Jacobson – Class III to serve until 2013	4,967,037	54,098
Election of Alan Rappaport – Class I to serve until 2011	4,962,445	58,690

The other members of the Board of Trustees at the time of the meeting, namely Messrs. Paul Belica, Hans W. Kertess, William B. Ogden, IV and John C. Maney†, continue to serve as Trustees of the Fund.

†	Interested Trustee

Changes to Board of Trustees:

Effective December 15, 2010, the Fund’s Board of Trustees appointed Bradford K. Gallagher as a Class III Trustee, to serve until 2011.

Effective March 7, 2011, the Fund’s Board of Trustees appointed Deborah A. Zoullas as a Class II Trustee, to serve until 2011.

Proxy Voting Policies & Procedures:

A description of the polices and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30 is available (i) without charge, upon request, by calling the Fund’s shareholder servicing agent at (800) 254-5197; (ii) on the Fund’s website at www.allianzinvestors.com/closedendfunds; and (iii) on the Securities and Exchange Commission’s website at www.sec.gov

| 2.28.11 | AGIC Global Equity & Convertible Income Fund Semi-Annual Report  33

Trustees	Fund Officers
Hans W. Kertess	Brian S. Shlissel
Chairman of the Board of Trustees	President & Chief Executive Officer
Paul Belica	Lawrence G. Altadonna
Bradford K. Gallagher	Treasurer, Principal Financial & Accounting Officer
James A. Jacobson	Thomas J. Fuccillo
John C. Maney	Vice President, Secretary & Chief Legal Officer
William B. Ogden, IV	Scott Whisten
Alan Rappaport	Assistant Treasurer
Deborah A. Zoullas	Richard J. Cochran
Assistant Treasurer
Orhan Dzemaili
Assistant Treasurer
Youse E. Guia
Chief Compliance Officer
Lagan Srivastava
Assistant Secretary

Investment Manager
Allianz Global Investors Fund Management LLC
1345 Avenue of the Americas
New York, NY 10105

Sub-Adviser
Allianz Global Investors Capital LLC
600 West Broadway, 30th Floor
San Diego, CA 92101

Custodian & Accounting Agent
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109

Transfer Agent, Dividend Paying Agent and Registrar
BNY Mellon
P.O. Box 43027
Providence, RI 02940-3027

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of AGIC Global Equity & Convertible Income Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

The financial information included herein is taken from the records of the Fund without the examination by an independent registered public accounting firm, who did not express an opinion herein.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that from time to time the Fund may purchase its common shares in the open market.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of its fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The information on Form N-Q is also available on the Fund’s website at www.allianzinvestors.com/closedendfunds.

Information on the Fund is available at www.allianzinvestors.com/closedendfunds or by calling the Fund’s shareholder servicing agent at (800) 254-5197.

Receive this report electronically and eliminate paper mailings. To enroll, go to www.allianzinvestors.com/edelivery.

AGI-2011-03-01-0562

AZ605SA_022811

ITEM 2. CODE OF ETHICS

Not required in this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANT

Not required in this filing

ITEM 6. SCHEDULE OF INVESTMENTS

(a)     The registrant’s Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.

(b)     Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES

None

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The registrant’s President and Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-3(c))), as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal controls over financial reporting as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants control over financial reporting.

ITEM 12. EXHIBITS

(a) (1) Not required in this filing.

(a) (2) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a) (3) Not applicable

(b) Exhibit 99.906 Cert. — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signature

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AGIC Global Equity & Convertible Income Fund

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date April 27, 2011

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date April 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel

President & Chief Executive Officer

Date April 27, 2011

By	/s/ Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Date April 27, 2011